Note 04 - Cash	12 Months Ended
Sep. 30, 2011
Cash and Cash Equivalents [Abstract]
CASH

(4)           CASH

As at September 30, 2011 and 2010, substantially all of the Company’s cash included cash balances deposited with banks located in the PRC. According to existing PRC laws and regulations, remittance of these cash balances out of the PRC is subject to various restrictions imposed by the PRC government.